UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05983

The New Germany Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  9/30/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

THE NEW GERMANY FUND, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2013 (unaudited)

Shares	Description			Value(a)
INVESTMENTS IN GERMANY – 82.4%
	COMMON STOCKS – 79.1%
	AEROSPACE & DEFENSE – 1.5%
57,769	MTU Aero Engines Holding			$5,398,628
	AUTO COMPONENTS – 3.6%
63,950	ElringKlinger			2,878,225
100,000	Leoni			6,083,311
288,201	SAF-Holland*			3,529,442
				12,490,978
	CHEMICALS – 1.9%
150,000	Symrise			6,646,580
	COMPUTERS & PERIPHERALS – 2.5%
137,257	Wincor Nixdorf			8,573,582
	CONSTRUCTION & ENGINEERING – 3.9%
85,015	Bilfinger Berger			8,927,282
53,434	Hochtief			4,665,964
				13,593,246
	DIVERSIFIED TELECOMMUNICATION SERVICES – 1.1%
478,205	Telefonica Deutschland Holding			3,775,869
	ELECTRICAL EQUIPMENT – 5.0%
675,778	Nordex*†			9,885,343
161,597	OSRAM Licht*			7,587,955
				17,473,298
	ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 1.5%
329,611	Jenoptik			5,156,102
	FOOD & STAPLES RETAILING – 4.2%
368,396	Metro			14,606,445
	FOOD PRODUCTS – 0.8%
8,502	KW	S	Saat	2,956,761
	HEALTH CARE PROVIDERS & SERVICES – 1.1%
165,306	Celesio			3,722,236
	HEALTH CARE TECHNOLOGY – 1.4%
203,090	CompuGroup Medical			4,957,778

Shares	Description	Value(a)
	HOTELS, RESTAURANTS & LEISURE – 1.7%
472,302	TUI*	$6,035,840
	INDUSTRIAL CONGLOMERATES – 1.7%
101,470	Rheinmetall	5,831,522
	INSURANCE – 3.1%
323,788	Talanx	10,909,933
	INTERNET SOFTWARE & SERVICES – 3.9%
344,780	United Internet	13,063,576
3,952	XING	430,823
		13,494,399
	IT SERVICES – 3.0%
66,500	Bechtle	3,398,389
208,221	Wirecard	7,124,420
		10,522,809
	LIFE SCIENCES TOOLS & SERVICES – 2.0%
59,145	Gerresheimer	3,543,950
42,508	Morphosys*	3,301,178
		6,845,128
	MACHINERY – 9.8%
50,000	Duerr	3,673,261
340,000	GEA Group	13,965,971
106,330	Krones	9,043,220
353,913	M.A.X Automation†	2,504,726
100,000	NORMA Group	4,818,745
		34,005,923
	MEDIA – 3.8%
88,000	Axel Springer	4,895,445
75,504	ProSiebenSat.1 Media	3,208,201
551,887	Sky Deutschland*	5,085,053
		13,188,699
	METALS & MINING – 2.6%
92,281	Aurubis	5,593,760
81,370	Salzgitter	3,382,025
		8,975,785
	PHARMACEUTICALS – 1.7%
113,353	Stada Arzneimittel	5,749,797

THE NEW GERMANY FUND, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2013 (unaudited) (continued)

Shares	Description	Value(a)
INVESTMENTS IN GERMANY – 82.4% (continued)
	REAL ESTATE MANAGEMENT & DEVELOPMENT – 2.4%
144,152	Deutsche Annington Immobilien*	$3,706,263
107,748	Deutsche Euroshop	4,670,850
		8,377,113
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 2.0%
119,155	Dialog Semiconductor*	2,280,748
721,674	Kontron	4,624,055
		6,904,803
	TEXTILES, APPAREL & LUXURY GOODS – 3.7%
126,997	Gerry Weber International	5,237,200
59,038	Hugo Boss	7,639,103
		12,876,303
	THRIFTS & MORTGAGE FINANCE – 2.7%
306,454	Aareal Bank*	9,577,348
	TRADING COMPANIES & DISTRIBUTORS – 3.7%
63,690	Brenntag	10,605,102
170,029	Kloeckner*	2,305,434
		12,910,536
	TRANSPORTATION INFRASTRUCTURE – 0.8%
40,618	Fraport	2,851,547
	WIRELESS TELECOMMUNICATION SERVICES – 2.0%
285,896	Freenet	6,919,250
	Total Common Stocks (cost $190,289,287)	275,328,238
	PREFERRED STOCKS – 3.3%
	CONSTRUCTION MATERIALS – 0.7%
13,405	Sto (cost $2,226,806)	2,420,736
Shares	Description	Value(a)
	HEALTH CARE EQUIPMENT & SUPPLIES – 1.3%
35,357	Draegerwerk† (cost $4,191,604)	$4,509,400
	MACHINERY – 1.3%
76,606	Jungheinrich (cost $3,321,274)	4,475,660
	Total Preferred Stocks (cost $9,739,684)	11,405,796
	Total Investments in Germany (cost $200,028,972)	286,734,034
INVESTMENTS IN NETHERLANDS – 11.7%
	AEROSPACE & DEFENSE – 9.9%
538,424	EADS	34,313,198
	LIFE SCIENCES TOOLS & SERVICES – 1.8%
300,000	QIAGEN*	6,468,973
	Total Investments in Netherlands (cost $17,538,281)	40,782,171
INVESTMENTS IN LUXEMBOURG – 4.0%
	MEDIA – 4.0%
138,294	RTL Group	14,037,330
	Total Investments in Luxembourg (cost $10,409,852)	14,037,330
	Total Investments in Common and Preferred Stocks – 98.1% (cost $227,977,104)	341,553,535
SECURITIES LENDING COLLATERAL – 2.0%
6,854,803	Daily Assets Fund Institutional, 0.09% (cost $6,854,803)(b)(c)	6,854,803

THE NEW GERMANY FUND, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2013 (unaudited) (continued)

Shares	Description	Value(a)
CASH EQUIVALENTS – 0.8%
2,740,270	Central Cash Management Fund, 0.05% (cost $2,740,270)(c)	$2,740,270
	Total Investments – 100.9% (cost $237,572,178)**	351,148,608
	Other Assets and Liabilities, Net – (0.9%)	(3,181,152)
	NET ASSETS – 100.0%	$347,967,456

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*  Non-income producing security.
**  The cost for federal income tax purposes was $241,206,967. At September 30, 2013, net unrealized appreciation for all securities based on tax cost was $109,941,641. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $111,794,744 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,853,103.
†  All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2013 amounted to $6,336,168, which is 1.8% of net assets.
(a)  Value stated in U.S. dollars.
(b)  Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)  Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry sub-group level. Certain of the categories in the above Schedule of Investments consist of multiple industry sub-groups or industries.

THE NEW GERMANY FUND, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2013 (unaudited) (continued)

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund's investments.
Category	Level 1	Level 2	Level 3	Total
Common Stocks and/or Other Equity Investments(1)
Germany	$286,734,034	$—	$—	$286,734,034
Netherlands	40,782,171	—	—	40,782,171
Luxembourg	14,037,330	—	—	14,037,330
Short-Term Instruments(1)	9,595,073	—	—	9,595,073
Total	$351,148,608	$—	$—	$351,148,608

There have been no transfers between fair value measurement levels during the period ended September 30, 2013.

(1) See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The New Germany Fund, Inc.

By:	/s/Robert Kendall Robert Kendall President

Date:	November 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Robert Kendall Robert Kendall President

Date:	November 22, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 22, 2013